Provision for Pension and Post-retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit plans	$ 100	$ 100	$ 122
Benefit obligation
Net periodic benefit cost	9	10	9
2020
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	9
2024
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	10
Thereafter
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimated future benefit payments	47
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans	93	93	114
Benefit obligation
Balance at beginning of year	93	115	109
Interest cost	8	9	10
Benefits paid	(8)	(10)	(9)
Actuarial (gain) loss	(2)	(5)	(8)
Translation	2	(16)	13
Balance at end of year	93	93	115
Net periodic benefit cost	$ 8	$ 9	$ 10
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate	9.15%	9.57%	9.29%
Expected increase in health care costs	7.25%	7.35%	7.75%
Health care cost trend assumed for next year	7.25%	7.35%	7.75%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	7.25%	7.35%	7.75%
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 9
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in total service and interest cost due to reasonably possible increase in actuarial assumption	$ 1	$ 1	$ 1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7	7	10
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in total service and interest cost due to reasonably possible decrease in actuarial assumption	$ (1)	(1)	(1)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(6)	(7)	(8)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans	7	7	8
Classified as held for sale | Post-retirement medical scheme for AngloGold Ashanti's South African employees
Benefit obligation
Less: transfer to non-current assets and liabilities held for sale	0	0	(1)
Not classified as held for sale | Post-retirement medical scheme for AngloGold Ashanti's South African employees
Benefit obligation
Balance at beginning of year	93	114
Balance at end of year	$ 93	$ 93	$ 114